CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) ¥ in Thousands, $ in Thousands														1 Months Ended	6 Months Ended			9 Months Ended
	Nov. 27, 2020 USD ($) shares	Feb. 10, 2020 USD ($) shares	Jul. 04, 2019 USD ($) shares	Mar. 08, 2019 USD ($) shares	Dec. 18, 2018 USD ($) shares	Nov. 02, 2017 USD ($) shares	Nov. 01, 2017 USD ($)	Feb. 10, 2017 USD ($) shares	Aug. 15, 2016 USD ($) shares	Jul. 07, 2016 USD ($) shares	Apr. 08, 2015 USD ($) shares	Dec. 16, 2014 USD ($) shares	May 20, 2014 USD ($) shares	Jun. 30, 2021 shares	Jun. 30, 2022 CNY (¥) Vote shares	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Sep. 30, 2022 CNY (¥) Vote shares	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)
Convertible Redeemable Preferred Shares [Line Items]
Dividends declared | ¥															¥ 0			¥ 0
Prior to the Series D Preferred Shares issuance
Convertible Redeemable Preferred Shares [Line Items]
Threshold initial public offering gross proceeds for Qualified IPO							$ 60,000
Threshold capitalization for Qualified IPO							$ 350,000
Upon issuance of Series D Preferred Shares
Convertible Redeemable Preferred Shares [Line Items]
Threshold initial public offering gross proceeds for Qualified IPO						$ 90,000
Threshold capitalization for Qualified IPO						$ 900,000
Upon issuance of Series E Preferred Shares
Convertible Redeemable Preferred Shares [Line Items]
Threshold initial public offering gross proceeds for Qualified IPO					$ 100,000
Threshold capitalization for Qualified IPO					$ 2,000,000
Upon issuance of Series F Preferred Shares
Convertible Redeemable Preferred Shares [Line Items]
Threshold initial public offering gross proceeds for Qualified IPO		$ 100,000
Threshold capitalization for Qualified IPO		$ 3,300,000
Upon issuance of Series F-plus Preferred Shares
Convertible Redeemable Preferred Shares [Line Items]
Threshold initial public offering gross proceeds for Qualified IPO	$ 300,000
Threshold capitalization for Qualified IPO	$ 5,000,000
Class A ordinary shares
Convertible Redeemable Preferred Shares [Line Items]
Conversion of preferred shares to ordinary shares (in shares) | shares														551,352,134	551,352,134			551,352,134
Series A Preferred Shares
Convertible Redeemable Preferred Shares [Line Items]
Accretion on convertible redeemable preferred shares to redemption value | ¥																¥ 1,057			¥ 1,057
Series B Preferred Shares
Convertible Redeemable Preferred Shares [Line Items]
Accretion on convertible redeemable preferred shares to redemption value | ¥																2,006			2,006
Series B Preferred Shares | TECHWOLF LIMITED
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares												13,333,333
Series C Preferred Shares
Convertible Redeemable Preferred Shares [Line Items]
Accretion on convertible redeemable preferred shares to redemption value | ¥																13,580			13,580
Series D Preferred Shares
Convertible Redeemable Preferred Shares [Line Items]
Accretion on convertible redeemable preferred shares to redemption value | ¥																10,823			10,823
Series E Preferred Shares
Convertible Redeemable Preferred Shares [Line Items]
Accretion on convertible redeemable preferred shares to redemption value | ¥																51,072			51,072
Series F Preferred Shares
Convertible Redeemable Preferred Shares [Line Items]
Number of votes in connection with preferred shares financing | Vote															10			10
Accretion on convertible redeemable preferred shares to redemption value | ¥																¥ 85,527			85,527
Series F-plus Preferred Shares
Convertible Redeemable Preferred Shares [Line Items]
Number of votes in connection with preferred shares financing | Vote															15			15
Redeemable preferred shares
Convertible Redeemable Preferred Shares [Line Items]
Preferred stock convertible, conversion ratio														1	1	1	1	1
Temporary equity liquidation preference per share percentage															100.00%			100.00%
Threshold shareholding percentage required for redemption notice															50.00%			50.00%
Accretion on convertible redeemable preferred shares to redemption value																¥ 164,065	$ 25,284		¥ 164,065	$ 25,284
Redeemable preferred shares | Debt note to redeeming shareholder
Convertible Redeemable Preferred Shares [Line Items]
Debt instrument term															2 years			2 years
Debt instrument interest rate															10.00%			10.00%
Redeemable preferred shares | Prior to issuance of series F redeemable convertible preferred stock
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity redemption price compound interest per annum															10.00%			10.00%
Redeemable convertible preferred stock initial Redemption start date		Jul. 05, 2024
Redeemable preferred shares | Post issuance of series F redeemable convertible preferred stock
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity redemption price simple interest per annum															8.00%			8.00%
Redeemable convertible preferred stock modified Redemption start date		Feb. 10, 2025
Share purchase agreement with investors | Series A Preferred Shares
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares													60,000,000
Proceeds from Issuance of Redeemable Convertible Preferred Stock													$ 3,000
Stock issuance costs													$ 20
Share purchase agreement with investors | Series B Preferred Shares
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares												26,666,667
Proceeds from Issuance of Redeemable Convertible Preferred Stock												$ 4,000
Stock issuance costs												$ 41
Share purchase agreement with investors | Series C Preferred Shares
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares											48,000,000
Proceeds from Issuance of Redeemable Convertible Preferred Stock											$ 10,000
Stock issuance costs											$ 40
Share purchase agreement with investors | Series C-1 Preferred Shares | Tranche I
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares										45,319,316
Proceeds from Issuance of Redeemable Convertible Preferred Stock										$ 12,508
Stock issuance costs										$ 86
Share purchase agreement with investors | Series C-2 Preferred Shares | Tranche II
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares									42,251,744
Proceeds from Issuance of Redeemable Convertible Preferred Stock									$ 18,000
Stock issuance costs									$ 100
Share purchase agreement with investors | Series C-3 Preferred Shares | Tranche III
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares								11,497,073
Proceeds from Issuance of Redeemable Convertible Preferred Stock								$ 6,001
Stock issuance costs								$ 32
Share purchase agreement with investors | Series D Preferred Shares
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares						60,856,049
Proceeds from Issuance of Redeemable Convertible Preferred Stock						$ 43,394
Stock issuance costs						$ 1,132
Share purchase agreement with investors | Series E Preferred Shares
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares					83,474,263
Proceeds from Issuance of Redeemable Convertible Preferred Stock					$ 130,000
Stock issuance costs					$ 3,376
Share purchase agreement with investors | Series E-1 Preferred Shares | Tranche I
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares				32,373,031
Proceeds from Issuance of Redeemable Convertible Preferred Stock				$ 55,000
Stock issuance costs				$ 1,982
Share purchase agreement with investors | Series E-2 Preferred Shares | Tranche II
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares			28,226,073
Proceeds from Issuance of Redeemable Convertible Preferred Stock			$ 50,000
Stock issuance costs			$ 1,917
Share purchase agreement with investors | Series F Preferred Shares
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares		48,689,976
Proceeds from Issuance of Redeemable Convertible Preferred Stock		$ 150,000
Stock issuance costs		$ 1
Share purchase agreement with investors | Series F-plus Preferred Shares
Convertible Redeemable Preferred Shares [Line Items]
Temporary equity issued during the period shares | shares	50,664,609
Proceeds from Issuance of Redeemable Convertible Preferred Stock	$ 270,000
Stock issuance costs	$ 3,080